CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net earnings for the year	$ 1,715	$ 1,756
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	180	180
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(50)	(123)
Net cash provided by operating activities	1,443	3,506
Cash flows from financing activities:
Dividends paid on common stock	1,604	1,112
Repurchase of treasury shares	135	218
Net cash used in financing activities	(5,295)	(12,863)
Net increase (decrease) in cash and cash equivalents	686	(3,313)
Beginning cash and cash equivalents	5,049	8,362
Ending cash and cash equivalents	5,735	5,049
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	1,715	1,756
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(2,192)	(1,608)
Noncash compensation expense	134	363
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	65	(235)
Other liabilities	(246)	7
Net cash provided by operating activities	(524)	283
Cash flows from financing activities:
Dividends paid on common stock	(1,604)	(1,112)
Repurchase of treasury shares	(135)	(218)
Net cash used in financing activities	(1,739)	(1,330)
Net increase (decrease) in cash and cash equivalents	(2,263)	(1,047)
Beginning cash and cash equivalents	3,154	4,201
Ending cash and cash equivalents	$ 891	$ 3,154